Stock-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Share Based Compensation Stock Options Activity Restricted Stock Units Award Activity
The following table summarizes the Company’s stock option and RSU activity:

	Stock Options				RSUs
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual (Years)	Aggregate Intrinsic Value (in 000s)	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020 (1)	19,826,031	$1.13			—	$—
Granted	281,748	$1.13			2,799,657	$6.03
Exercised or released	(436,037)	$(1.22)			(428,107)	$6.28
Forfeited/Cancelled	(360,602)	$(1.13)			(518,865)	$5.39

Outstanding at December 31, 2021	19,311,140	$1.29	13.07	100,885	1,852,685	$6.14

Vested and expected to vest, December 31, 2021	13,773,623	$1.13	12.69	74,322	1,852,685	$6.14
Exercisable and vested at December 31, 2021	12,126,266	$1.13	13.39	65,013

(1)	Prior period options have been adjusted to give effect to the reverse recapitalization transaction, see Note 3, Business Combination.

Schedule of Assumptions to Estimate Fair Value of Stock Options	The following table discloses the assumptions, or range of assumptions, utilized for stock options for each of the grant years as follows:

	2021	2020
Expected term of options (years)	5.0	0.4 to 5.0
Risk free interest rate	0.79%	0.1-0.4%
Volatility	90%	90%
Expected dividend	$0.00	$0.00
For the awards described above which vested immediately, the following table discloses the assumptions utilized in the Black Scholes option pricing model:

Expected volatility	90%
Expected dividend	$0.00
Weighted average expected term (in years)	7.5
Risk-free rate	68%